Statement of Stockholders' Equity (Deficit) (USD $)	Total	Series A, Convertible Preferred	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Cash	Cash Common Stock	Cash Additional Paid-in Capital	Conversion of Preferred Stock to Common Stock Series A, Convertible Preferred	Conversion of Preferred Stock to Common Stock Common Stock	Conversion of Preferred Stock to Common Stock Additional Paid-in Capital	Conversion of Convertible Debt to Common Stock	Conversion of Convertible Debt to Common Stock Common Stock	Conversion of Convertible Debt to Common Stock Additional Paid-in Capital	Cash and Warrants	Cash and Warrants Common Stock	Cash and Warrants Additional Paid-in Capital	Services Rendered	Services Rendered Common Stock	Services Rendered Additional Paid-in Capital	Future Services	Future Services Common Stock	Future Services Additional Paid-in Capital	Settlement of Accounts Payable	Settlement of Accounts Payable Common Stock	Settlement of Accounts Payable Additional Paid-in Capital	Debt Offering	Debt Offering Common Stock	Debt Offering Additional Paid-in Capital	Extension of Debt Maturity Date	Extension of Debt Maturity Date Common Stock	Extension of Debt Maturity Date Additional Paid-in Capital	Contract Settlement in Connection with Lawsuit	Contract Settlement in Connection with Lawsuit Common Stock	Contract Settlement in Connection with Lawsuit Additional Paid-in Capital	Officer	Officer Additional Paid-in Capital	Third Parties Settlement of debt	Third Parties Settlement of debt Common Stock	Third Parties Settlement of debt Additional Paid-in Capital	Related Party Settlement of debt	Related Party Settlement of debt Common Stock	Related Party Settlement of debt Additional Paid-in Capital	All Other	All Other Additional Paid-in Capital
Beginning Balance at Dec. 31, 2008	$ 81,871		$ 25,829	$ 448,671	$ (392,629)
Beginning Balance (in shares) at Dec. 31, 2008			25,828,950
Capital contribution	16,508			16,508
Beneficial conversion feature - convertible debt	547,000			547,000
Net loss	(1,913,472)				(1,913,472)
Issuance of common stock (in shares)							171,050
Issuance of common stock						87,500	171	87,329
Ending Balance at Dec. 31, 2009	(1,180,594)		26,000	1,099,508	(2,306,101)
Beginning Balance (in shares) at Dec. 31, 2009			26,000,000
Recapitalization and deemed issuance (in shares)		83,333	70,838
Recapitalization and deemed issuance	(25,107)	83	71	(25,261)
Services - officers (in shares)			10,000,000
Services - officers	5,300,000		10,000	5,290,000
Net loss	(19,569,337)				(19,569,337)
Issuance of common stock (in shares)																4,167,767			22,457,214			10,545,200			9,014,286			50,000			130,000			511,509					4,165,571			7,161,548
Issuance of common stock															1,528,676	4,168	1,524,508	4,554,615	22,457	4,532,158	2,734,548	10,545	2,724,003	433,400	9,014	424,386	30,500	50	30,450	95,500	130	95,370	100,000	511	99,489			1,191,064	4,166	1,186,898	358,077	7,161	350,916
Conversion to common stock (in shares)									(83,333)	16,666,600			7,708,906
Conversion to common stock									(83)	16,667	(16,584)	1,033,500	7,709	1,025,791
Share based payments																																				1,039,500	1,039,500							630,990	630,990
Ending Balance at Dec. 31, 2010	$ (1,744,667)		$ 118,649	$ 20,012,122	$ (21,875,438)
Ending Balance (in shares) at Dec. 31, 2010			118,649,439